Financial Instruments - Summary of Carrying Amounts and Fair values of Group's Financial Instruments (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	€ 62,279	€ 13,496
Financial liabilities, Carrying amount	28,736	40,210
Financial assets, Fair value	61,923	13,486
Financial liabilities, Fair value	28,736	40,210
Financial assets at fair value through profit or loss, category [member] | Other Financial Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	14,116	27,859
Financial liabilities, Fair value	14,116	27,859
Other Financial Assets At Amortized Cost [Member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	961	682
Financial assets, Fair value	961	682
Other Financial Assets At Amortized Cost [Member] | Other current/non-current assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	2,065	691
Financial assets, Fair value	2,065	691
Other Financial Assets At Amortized Cost [Member] | Accounts Payable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	13,284	11,624
Financial liabilities, Fair value	13,284	11,624
Other Financial Assets At Amortized Cost [Member] | Other Current Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	1,336	727
Financial liabilities, Fair value	1,336	727
Other Financial Assets At Amortized Cost [Member] | Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	59,253	12,123
Financial assets, Fair value	€ 58,897	€ 12,113